Expense Example - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 70%	Nov. 29, 2024 USD ($)
Fidelity Advisor Asset Manager 70% - Class A
Expense Example:
1 year	$ 664
3 years	854
5 years	1,060
10 years	1,652
Fidelity Advisor Asset Manager 70% - Class C
Expense Example:
1 year	271
3 years	530
5 years	913
10 years	1,788
Fidelity Advisor Asset Manager 70% - Class M
Expense Example:
1 year	466
3 years	712
5 years	976
10 years	1,732
Fidelity Advisor Asset Manager 70% - Class I
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	835
Fidelity Advisor Asset Manager 70% - Class Z
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	$ 701